Financial risk management - Maturity analysis for derivatives parenthetical (Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Carrying value
Statements [Line Items]
Demand Deposit Account Less Than 1 Month	₩ 160,031,760	₩ 151,177,041